DEBT AND CAPITAL LEASES - Revolving Credit Facility (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015	Oct. 31, 2014
Uncommitted lines of credit
Revolving credit facility
Uncommitted lines of credit	$ 300.0
Short term borrowings outstanding	$ 72.9	$ 65.0
Weighted average interest rate	6.50%	8.70%
Revolving credit facility
Revolving credit facility
Maximum borrowing capacity	$ 700.0
Extension in maturity date	1 year
Commitment for increased borrowing	$ 325.0
Commitment fees	1.1	$ 1.9	$ 1.3
Amount outstanding	$ 0.0	$ 0.0
Previous revolving credit facility
Revolving credit facility
Maximum borrowing capacity				$ 675.0